ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
Payroll and social security payable	$53,221	$42,805
Bonus payable	18,636	109,829
Other payables and accrued liabilities	65,429	160,452
Total Accounts Payable and Accrued Liabilities	$137,286	$313,086